CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS.
Summary of cash and cash equivalents

	December 31,	December 31,
	2021	2020
Cash at banks and on hand	1,998	43
Short-term deposits	435	406
Allowance for expected credit losses	(14)	—
Total cash and cash equivalents	2,419	449